Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DIMENSIONAL EMERGING MARKETS VALUE FUND
Entity Central Index Key	0000896163
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Dimensional Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value Fund
Class Name	Dimensional Emerging Markets Value Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$7	0.15%[1]
[1]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 10,904,211,000
Holdings Count | $ / shares	3,395
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,904,211
Number of Holdings	3,395
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Reliance Industries Ltd.	3.3%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.6%
Hon Hai Precision Industry Co. Ltd.	1.7%
Samsung Electronics Co. Ltd.	1.6%
HDFC Bank Ltd.	1.4%
Axis Bank Ltd.	1.3%
Bank of China Ltd.	1.2%
Industrial & Commercial Bank of China Ltd.	1.1%
Ping An Insurance Group Co. of China Ltd.	1.1%

Top Countries (% of Total Investments)
China	26.4%
India	19.3%
Taiwan	18.8%
South Korea	10.2%
Saudi Arabia	3.7%
Brazil	3.2%
South Africa	3.0%
Mexico	2.4%
United Arab Emirates	1.6%
Malaysia	1.6%
[2],[3]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
Excludes short-term investments and collateral for loaned securities, if any.

[3]
Excludes short-term investments and collateral for loaned securities, if any.